THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
CHINA EQUITY ETF
JUNE 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.6%
	Shares	Value
CHINA — 99.6%
Communication Services — 0.8%
37 Interactive Entertainment Network Technology Group, Cl A	59,000	$105,460
Focus Media Information Technology, Cl A	157,072	130,376
Kaiser China Cultural, Cl A *	139,000	47,978
		283,814
Consumer Discretionary — 12.5%
Autel Intelligent Technology, Cl A	35,800	118,371
Beijing Roborock Technology, Cl A	5,600	301,138
BYD, Cl A	21,900	750,663
Changzhou Xingyu Automotive Lighting Systems, Cl A	3,800	58,315
China Tourism Group Duty Free, Cl A	15,700	134,381
Fuyao Glass Industry Group, Cl A	37,500	246,033
Gree Electric Appliances of Zhuhai, Cl A	81,000	435,130
Guangdong TCL Smart Home Appliances, Cl A *	102,100	126,701
Guangdong Xinbao Electrical Appliances Holdings, Cl A	39,500	76,123
Haier Smart Home, Cl A	71,100	276,381
Hisense Home Appliances Group, Cl A	62,400	275,554
Huali Industrial Group, Cl A	11,500	95,848
Midea Group, Cl A	99,240	876,744
Sailun Group, Cl A	38,100	73,060
Seres Group, Cl A *	12,600	157,257
Vatti, Cl A	156,800	133,801
		4,135,500
Consumer Staples — 13.9%
Anhui Gujing Distillery, Cl A	4,800	138,770
Chengdu Hongqi Chain, Cl A	78,000	49,465
Chongqing Brewery, Cl A	7,400	61,524
COFCO Sugar Holding, Cl A	125,100	164,325
Eastroc Beverage Group, Cl A	12,700	375,302
Guangdong Haid Group, Cl A	28,300	182,378
Inner Mongolia Yili Industrial Group, Cl A	105,900	374,813
Jiangsu King's Luck Brewery JSC, Cl A	17,985	113,810
Jonjee Hi-Tech Industrial And Commercial Holding, Cl A	20,400	63,400
Kweichow Moutai, Cl A	8,472	1,702,778
Luzhou Laojiao, Cl A	24,100	473,658
Shanxi Xinghuacun Fen Wine Factory, Cl A	9,000	259,959
Wuliangye Yibin, Cl A	36,300	636,618
		4,596,800
Energy — 3.3%
China Petroleum & Chemical, Cl A	398,500	344,963
China Shenhua Energy, Cl A	11,800	71,713

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
CHINA EQUITY ETF
JUNE 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
Energy (continued)
Jinneng Holding Shanxi Coal Industry, Cl A	27,300	$61,773
PetroChina, Cl A	400,684	566,380
Shaanxi Coal Industry, Cl A	19,100	67,418
		1,112,247
Financials — 18.8%
Agricultural Bank of China, Cl A	183,800	109,764
Bank of Beijing, Cl A	178,400	142,703
Bank of Changsha, Cl A	144,200	161,564
Bank of Chengdu, Cl A	46,300	96,331
Bank of Communications, Cl A	205,000	209,750
Bank of Hangzhou, Cl A	121,600	217,355
Bank of Jiangsu, Cl A	443,830	451,681
Bank of Ningbo, Cl A	41,500	125,395
China Construction Bank, Cl A	72,900	73,890
China Merchants Bank, Cl A	158,397	741,776
China Merchants Securities, Cl A	69,500	132,415
China Minsheng Banking, Cl A	281,315	146,036
China Pacific Insurance Group, Cl A	139,415	532,007
China Zheshang Bank, Cl A	458,300	173,255
CITIC Securities, Cl A	30,900	77,156
Guotai Junan Securities, Cl A	81,000	150,332
Huatai Securities, Cl A	91,819	155,823
Industrial Bank, Cl A	72,500	174,973
Jiangsu Changshu Rural Commercial Bank, Cl A	144,820	150,159
Jiangsu Financial Leasing, Cl A	456,040	315,443
Jiangsu Suzhou Rural Commercial Bank, Cl A	84,800	55,869
New China Life Insurance, Cl A	17,000	69,925
People's Insurance Group of China, Cl A	75,000	52,905
Ping An Insurance Group of China, Cl A	240,700	1,363,588
Postal Savings Bank of China, Cl A	83,500	57,986
Qilu Bank, Cl A	85,100	57,232
Shanghai Pudong Development Bank, Cl A	145,800	164,355
		6,159,668
Health Care — 6.2%
Aier Eye Hospital Group, Cl A	62,700	88,629
China Resources Sanjiu Medical & Pharmaceutical, Cl A	10,270	59,897
Dong-E-E-Jiao, Cl E	13,200	113,181
Guangxi LiuYao Group, Cl A	24,800	59,445
Henan Lingrui Pharmaceutical, Cl A	33,700	111,751
Hualan Biological Engineering, Cl A	24,800	53,636
Imeik Technology Development, Cl A	2,620	61,760

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
CHINA EQUITY ETF
JUNE 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
Health Care (continued)
Jiangsu Hengrui Pharmaceuticals, Cl A	28,000	$147,501
Jiangsu Kanion Pharmaceutical, Cl A	29,700	63,868
Shenzhen Mindray Bio-Medical Electronics, Cl A	28,056	1,117,921
WuXi AppTec, Cl A	30,900	165,867
		2,043,456
Industrials — 16.6%
Beijing New Building Materials, Cl A	102,200	415,192
Beijing Sifang Automation, Cl A	60,400	159,007
China State Construction Engineering, Cl A	820,600	596,833
Contemporary Amperex Technology, Cl A	39,484	973,627
COSCO SHIPPING Holdings, Cl A	114,700	243,356
Dongfang Electric, Cl A	28,100	71,012
Goneo Group, Cl A	4,640	49,013
Henan Pinggao Electric, Cl A	134,300	357,785
Jiangsu Hengli Hydraulic, Cl A	9,600	61,249
Ming Yang Smart Energy Group, Cl A	39,500	51,073
NARI Technology, Cl A	62,500	213,674
Power Construction Corp of China, Cl A	82,800	63,397
Shanghai M&G Stationery, Cl A	19,100	81,833
Shenzhen Inovance Technology, Cl A	33,200	233,282
Sinotrans, Cl A	100,600	77,577
Spring Airlines, Cl A *	15,300	118,048
Sungrow Power Supply, Cl A	28,460	241,804
Weichai Power, Cl A	314,100	698,684
Xuji Electric, Cl A	16,000	75,410
Yutong Bus, Cl A	96,345	340,467
Zhejiang Dingli Machinery, Cl A	25,600	211,859
Zhejiang Sanhua Intelligent Controls, Cl A	19,500	50,961
Zhengzhou Coal Mining Machinery Group, Cl A	30,500	61,828
Zoomlion Heavy Industry Science and Technology, Cl A	64,000	67,324
		5,514,295
Information Technology — 15.1%
Advanced Micro-Fabrication Equipment China, Cl A	10,707	207,164
Anker Innovations Technology, Cl A	16,020	156,254
Beijing Kingsoft Office Software, Cl A	1,600	49,857
BOE Technology Group, Cl A	162,900	91,258
Dongguan Aohai Technology, Cl A	14,400	73,372
Electric Connector Technology, Cl A	12,500	68,879
Espressif Systems Shanghai, Cl A	14,360	194,093
Flat Glass Group, Cl A	21,900	60,293
Foxconn Industrial Internet, Cl A	163,900	615,115

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
CHINA EQUITY ETF
JUNE 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
Information Technology (continued)
GigaDevice Semiconductor, Cl A *	9,900	$129,661
Hexing Electrical, Cl A	11,200	71,840
Jiangsu Yinhe Electronics, Cl A	106,400	71,557
Luxshare Precision Industry, Cl A	69,800	375,824
Maxscend Microelectronics, Cl A	12,700	135,231
Montage Technology, Cl A	18,000	140,926
NAURA Technology Group, Cl A	5,000	219,077
Newland Digital Technology, Cl A	81,900	156,041
Shengyi Technology, Cl A	56,800	163,845
Shennan Circuits, Cl A	5,100	73,886
Shenzhen SC New Energy Technology, Cl A	7,800	57,703
Shenzhen Techwinsemi Technology, Cl A	6,930	82,011
Shenzhen Transsion Holdings, Cl A	49,484	518,772
TCL Technology Group, Cl A	318,140	188,247
Will Semiconductor Shanghai, Cl A	28,600	389,267
Wuxi Autowell Technology, Cl A	8,360	47,875
Yealink Network Technology, Cl A	28,300	142,530
Zhejiang Dahua Technology, Cl A	46,300	98,043
Zhongji Innolight, Cl A	18,640	352,025
		4,930,646
Materials — 8.5%
Aluminum Corp of China, Cl A	289,000	302,029
Beijing Oriental Yuhong Waterproof Technology, Cl A	51,800	87,553
CMOC Group, Cl A	277,400	322,962
DeHua TB New Decoration Materials, Cl A	83,400	118,460
Hainan Mining, Cl A	99,000	85,971
Hengli Petrochemical, Cl A	74,700	142,732
Inner Mongolia Xingye Silver&Tin Mining, Cl A	99,400	184,890
Jiangxi Black Cat Carbon Black, Cl A *	58,400	56,793
Jiangxi Copper, Cl A	15,500	50,274
Ningbo Boway Alloy Material, Cl A	36,400	75,982
Satellite Chemical, Cl A	57,380	141,311
Shandong Humon Smelting, Cl A	42,600	67,160
Wanhua Chemical Group, Cl A	32,900	364,381
Zhejiang Huayou Cobalt, Cl A	23,100	70,020
Zhejiang JIULI Hi-tech Metals, Cl A	60,800	194,288
Zhejiang NHU, Cl A	54,500	143,326

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
CHINA EQUITY ETF
JUNE 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
Materials (continued)
Zijin Mining Group, Cl A	156,900	$377,591
		2,785,723
Real Estate — 1.8%
China Merchants Shekou Industrial Zone Holdings, Cl A	127,407	153,394
Lushang Freda Pharmaceutical, Cl A	128,500	124,437
Poly Developments and Holdings Group, Cl A	118,400	142,063
Zhuhai Huafa Properties, Cl A	200,400	178,418
		598,312
Utilities — 2.1%
China Yangtze Power, Cl A	123,400	488,810
GD Power Development, Cl A	152,000	124,709
Huadian Power International, Cl A	71,400	67,871
		681,390
TOTAL COMMON STOCK
(Cost $32,071,912)		32,841,851

TOTAL INVESTMENTS— 99.6%
(Cost $32,071,912)		$32,841,851

Percentages are based on Net Assets of $32,983,986.
*	Non-income producing security.

Cl — Class
JSC — Joint Stock Company

RAY-QH-001-0800

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE
DEVELOPED MARKET EQUITY ETF
JUNE 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.0%
	Shares	Value
AUSTRALIA — 1.1%
Cochlear	681	$151,064
Insurance Australia Group	26,554	126,622
QBE Insurance Group	8,461	98,265
Rio Tinto	4,248	337,607
		713,558

BELGIUM — 0.2%
Sofina	529	120,875

BERMUDA — 0.7%
SiriusPoint *	38,608	471,018

BRAZIL — 1.4%
MercadoLibre *	416	683,655
NU Holdings, Cl A *	19,043	245,464
		929,119

CANADA — 3.0%
Celestica *	2,400	137,403
Constellation Software	176	507,013
Dollarama	2,536	231,499
Fairfax Financial Holdings	369	419,692
Manulife Financial, Cl Common Subs. Receipt	14,316	381,139
Parkland	4,108	115,133
Trican Well Service	41,099	144,771
		1,936,650

DENMARK — 0.9%
Danske Bank	3,849	114,781
Novo Nordisk, Cl B	2,214	319,967
Pandora	955	144,248
		578,996

FINLAND — 0.2%
Kempower *	5,556	133,504

FRANCE — 1.9%
Cie Generale des Etablissements Michelin SCA	6,609	255,775
Credit Agricole	12,052	164,560
Eiffage	1,342	123,348
Engie	17,481	249,836
Gaztransport Et Technigaz	1,562	204,070
Orange	26,916	269,838
		1,267,427

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE
DEVELOPED MARKET EQUITY ETF
JUNE 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
GEORGIA — 0.3%
TBC Bank Group	5,961	$193,656

GERMANY — 2.4%
adidas	530	126,671
Allianz	3,548	986,770
Rheinmetall	423	215,660
SAF-Holland	11,526	228,531
		1,557,632

HONG KONG — 0.7%
AIA Group	18,776	127,460
Swire Pacific, Cl A	19,612	173,326
Techtronic Industries	16,304	186,274
		487,060

INDONESIA — 0.4%
First Pacific	513,674	238,829

IRELAND — 0.2%
AerCap Holdings	1,226	114,263

ISRAEL — 0.5%
Check Point Software Technologies *	963	158,895
Teva Pharmaceutical Industries ADR *	9,834	159,802
		318,697

JAPAN — 3.9%
Asics	8,800	134,631
Chugai Pharmaceutical	7,272	258,403
Disco	700	265,622
ENEOS Holdings	29,098	149,524
Inpex	7,652	112,597
Japan Airlines	7,948	125,426
Mitsubishi UFJ Financial Group	16,856	181,176
MS&AD Insurance Group Holdings	10,800	240,022
Nintendo	7,836	416,790
SCREEN Holdings	1,056	95,188
Sompo Holdings	5,276	112,664
Subaru	6,918	146,652
Toyo Suisan Kaisha	3,160	187,310
Unicharm	3,344	107,413
		2,533,418

MACAO — 0.4%
Galaxy Entertainment Group	28,760	134,086

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE
DEVELOPED MARKET EQUITY ETF
JUNE 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
MACAO (continued)
Sands China *	52,128	$108,697
		242,783

NETHERLANDS — 1.4%
ASML Holding	366	378,219
NN Group	3,040	141,566
Universal Music Group	6,862	204,305
Wolters Kluwer	1,186	196,766
		920,856

NEW ZEALAND — 0.2%
Xero *	1,532	139,557

SINGAPORE — 1.6%
BW LPG	37,248	693,710
Genting Singapore	235,908	150,571
Grab Holdings, Cl A *	49,862	177,010
		1,021,291

SWEDEN — 1.8%
Atlas Copco, Cl A	7,119	133,907
Atlas Copco, Cl B	8,203	132,570
BoneSupport Holding *	14,514	360,445
Investor, Cl B	14,223	389,749
Volvo, Cl B	4,981	127,509
		1,144,180

SWITZERLAND — 2.5%
ABB	2,309	128,272
Givaudan	83	393,479
Logitech International	1,714	165,792
Novartis	4,954	530,187
Partners Group Holding	129	165,664
Schindler Holding	478	120,112
SGS	1,276	113,599
		1,617,105

UNITED KINGDOM — 4.7%
BAE Systems	13,081	218,270
Domino's Pizza Group	127,323	493,789
HSBC Holdings	36,365	316,314
InterContinental Hotels Group	1,829	192,499
International Consolidated Airlines Group *	270,753	555,313
Rolls-Royce Holdings *	66,899	386,301
Sage Group	10,826	148,962

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE
DEVELOPED MARKET EQUITY ETF
JUNE 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
UNITED KINGDOM (continued)
TechnipFMC	5,226	$136,660
Tesco	164,785	637,410
		3,085,518

UNITED STATES — 68.6%
3M	1,271	129,883
AbbVie	1,718	294,671
Abercrombie & Fitch, Cl A *	1,557	276,897
Allstate	2,707	432,200
Alphabet, Cl A	5,948	1,083,428
Altria Group	6,472	294,800
Amazon.com *	9,869	1,907,184
Apple	15,229	3,207,532
Assurant	590	98,087
AT&T	10,902	208,337
Atlassian, Cl A *	1,400	247,632
Automatic Data Processing	522	124,596
BellRing Brands *	12,920	738,249
Booking Holdings	313	1,239,950
Cardinal Health	2,653	260,843
Cboe Global Markets	1,108	188,426
Cencora, Cl A	1,545	348,088
Centene *	1,754	116,290
Chipotle Mexican Grill, Cl A *	9,500	595,175
Chord Energy	1,138	190,820
Colgate-Palmolive	2,312	224,356
Constellation Brands, Cl A	551	141,761
Costco Wholesale	1,559	1,325,134
Crane	3,494	506,560
Crowdstrike Holdings, Cl A *	597	228,765
Cummins	474	131,265
CyberArk Software *	389	106,360
Deckers Outdoor *	340	329,103
DoorDash, Cl A *	1,140	124,009
Dropbox, Cl A *	4,945	111,114
DT Midstream	3,633	258,052
Eli Lilly	1,309	1,185,142
EMCOR Group	2,572	938,986
Equitrans Midstream	28,275	367,009
Erie Indemnity, Cl A	287	104,009
F&G Annuities & Life	4,751	180,776
Garmin	1,200	195,504

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE
DEVELOPED MARKET EQUITY ETF
JUNE 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
UNITED STATES (continued)
General Electric	1,079	$171,529
General Motors	2,672	124,141
GoDaddy, Cl A *	1,094	152,843
Goldman Sachs Group	387	175,048
Intel	9,181	284,336
International Business Machines	1,781	308,024
James Hardie Industries ADR *	6,710	211,633
Johnson & Johnson	4,341	634,481
Kimberly-Clark	1,467	202,739
Kroger	2,946	147,094
Leidos Holdings	735	107,222
Lululemon Athletica *	405	120,974
Manhattan Associates *	654	161,329
Marsh & McLennan	614	129,382
Mastercard, Cl A	2,052	905,260
McKesson	1,140	665,806
Medpace Holdings *	1,001	412,262
Merck	2,538	314,204
Meta Platforms, Cl A	2,390	1,205,086
Microsoft	7,069	3,159,489
Molina Healthcare *	619	184,029
Monday.com *	536	129,047
Morningstar	831	245,851
Murphy USA	804	377,446
Netflix *	153	103,256
Neurocrine Biosciences *	747	102,840
New York Times, Cl A	3,065	156,959
NRG Energy	1,259	98,026
Nutanix, Cl A *	2,025	115,121
NVIDIA	36,987	4,569,374
Otis Worldwide	3,077	296,192
PACCAR	1,641	168,924
Palo Alto Networks *	1,525	516,990
Parsons *	2,974	243,303
Paychex	3,621	429,306
Pinterest, Cl A *	2,942	129,654
Procter & Gamble	2,179	359,361
Progressive	1,121	232,843
Prudential Financial	1,127	132,073
QUALCOMM	2,518	501,535
Royalty Pharma, Cl A	4,576	120,669
ServiceNow *	487	383,108

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE
DEVELOPED MARKET EQUITY ETF
JUNE 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
UNITED STATES (continued)
Shell	41,224	$1,484,294
Skechers USA, Cl A *	1,935	133,747
Spotify Technology *	2,248	705,400
Sprouts Farmers Market *	2,554	213,668
Stellantis	16,424	325,118
Tenet Healthcare *	949	126,245
Titan Cement International	8,700	271,336
TJX	4,171	459,227
Trane Technologies	396	130,256
Tyson Foods, Cl A	2,500	142,850
Uber Technologies *	2,267	164,766
United Therapeutics *	356	113,404
UnitedHealth Group	845	430,325
VeriSign *	967	171,933
Verisk Analytics, Cl A	1,536	414,029
Vertex Pharmaceuticals *	325	152,334
Visa, Cl A	1,089	285,830
Weatherford International *	5,991	733,598
Williams	5,775	245,438
Williams-Sonoma	517	145,985
Woodward	697	121,543
		44,601,108

TOTAL COMMON STOCK
(Cost $53,800,469)		64,367,100

PREFERRED STOCK — 0.3%

GERMANY — 0.3%
Henkel & KGaA (A)	1,955	174,369

TOTAL PREFERRED STOCK
(Cost $152,774)		174,369

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE
DEVELOPED MARKET EQUITY ETF
JUNE 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
WARRANT — 0.0%
	Number of Warrants	Value
CANADA — 0.0%
Constellation Software, Expires 08/22/2028 (B)	200	$–

TOTAL WARRANT
(Cost $—)		–

TOTAL INVESTMENTS— 99.3%
(Cost $53,953,243)		$64,541,469

Percentages are based on Net Assets of $64,973,369.
*	Non-income producing security.
(A)	There is currently no rate available.
(B)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt
Cl — Class

RAY-QH-003-0600

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
EMERGING MARKET ex- CHINA EQUITY ETF
JUNE 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.6%
	Shares	Value
BRAZIL — 1.9%
Banco do Brasil	29,700	$142,392
Petroleo Brasileiro	47,600	345,531
TIM	49,800	142,825
Vibra Energia	101,100	380,778
		1,011,526

CZECH REPUBLIC — 0.6%
Komercni Banka	6,140	205,597
Moneta Money Bank	24,919	108,979
		314,576

EGYPT — 0.1%
Eastern SAE	139,872	52,944

GREECE — 1.3%
JUMBO	5,585	160,897
Motor Oil Hellas Corinth Refineries	5,805	145,833
OPAP	6,700	105,126
Piraeus Financial Holdings *	52,143	190,342
Star Bulk Carriers	4,290	104,590
		706,788

HUNGARY — 1.2%
OTP Bank Nyrt	13,285	660,670

INDIA — 22.6%
360 ONE WAM	11,333	133,210
3M India	382	168,601
ABB India	1,093	111,294
Aurobindo Pharma	8,624	124,891
Bajaj Auto	2,898	330,215
Bharat Petroleum	41,142	149,964
Bharti Airtel	22,649	392,221
Birlasoft	63,617	526,635
BSE	8,327	257,891
CG Power & Industrial Solutions	14,722	124,414
Cipla	5,782	102,677
Colgate-Palmolive India	5,870	200,141
Dixon Technologies India	3,512	504,191
Global Health *	37,422	587,129
HCL Technologies	16,822	294,449
HDFC Asset Management	10,709	512,838
HDFC Bank	28,626	578,030
Hindustan Aeronautics	8,671	547,400
Hitachi Energy India	853	132,077

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
EMERGING MARKET ex- CHINA EQUITY ETF
JUNE 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
INDIA (continued)
ICICI Bank	49,854	$717,192
ICICI Lombard General Insurance	15,115	324,378
InterGlobe Aviation *	10,736	544,380
ITC	20,289	103,382
Kalyan Jewellers India	21,637	130,036
Karur Vysya Bank	44,070	109,256
Larsen & Toubro	2,608	110,980
Lupin	6,520	126,772
MakeMyTrip *	2,942	247,422
MRF	61	94,703
Oracle Financial Services Software	1,871	221,732
Persistent Systems	2,370	120,549
Power Finance	18,190	105,819
REC	17,329	109,185
Reliance Industries	10,218	383,637
Tata Consultancy Services	4,423	207,082
Tata Motors	41,066	487,424
Tata Motors, Cl A	44,931	358,640
Torrent Pharmaceuticals	10,294	344,580
Trent	9,857	647,758
UltraTech Cement	651	91,090
Varun Beverages	19,712	385,198
Zomato *	81,236	195,385
Zydus Lifesciences	18,189	234,257
		12,179,105

INDONESIA — 0.2%
Adaro Energy Indonesia	634,200	108,056

MALAYSIA — 1.4%
AMMB Holdings	117,600	106,943
Sime Darby	149,100	82,807
YTL Power International	544,100	555,922
		745,672

MEXICO — 1.4%
Kimberly-Clark de Mexico, Cl A	59,200	102,145
Qualitas Controladora	50,000	508,545
Wal-Mart de Mexico	33,800	115,510
		726,200

PHILIPPINES — 0.6%
Manila Electric	21,620	135,012

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
EMERGING MARKET ex- CHINA EQUITY ETF
JUNE 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
PHILIPPINES (continued)
Metropolitan Bank & Trust	152,100	$175,303
		310,315

POLAND — 1.4%
Alior Bank	7,683	195,608
Benefit Systems	151	108,929
Budimex	642	111,310
Grupa Kety	501	111,540
Powszechny Zaklad Ubezpieczen	17,513	224,530
		751,917

ROMANIA — 0.7%
NEPI Rockcastle	51,973	373,915

RUSSIA — 0.0%
Gazprom Neft PJSC (A)	111,970	–
Novolipetsk Steel PJSC (A)	98,630	–
PhosAgro PJSC GDR *(A)	22,934	–
Severstal PAO (A)	11,625	–
		–
SAUDI ARABIA — 3.3%
Al Rajhi for Co-operative Insurance *	9,487	474,907
Astra Industrial Group	4,549	189,400
Elm	828	189,189
Etihad Etisalat	11,398	162,238
National Agriculture Development *	23,479	199,330
Riyadh Cables Group	5,095	136,895
SAL Saudi Logistics Services	1,400	112,624
Saudi Chemical Holding	69,514	209,009
Saudi National Bank	11,250	110,053
		1,783,645
SOUTH AFRICA — 4.5%
AVI	17,711	91,746
Capitec Bank Holdings	887	127,707
Harmony Gold Mining	12,868	118,426
Investec	85,388	618,572
Naspers, Cl N	2,425	473,741
OUTsurance Group	73,941	187,970
Sanlam	114,219	506,167
Sasol	12,412	93,872
Standard Bank Group	18,364	212,011
		2,430,212

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
EMERGING MARKET ex- CHINA EQUITY ETF
JUNE 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
SOUTH KOREA — 18.8%
BNK Financial Group	21,406	$131,717
DB Insurance	5,367	446,438
Hana Financial Group	2,440	107,598
Hankook Tire & Technology	6,194	203,392
Hanmi Semiconductor	912	114,157
HD Hyundai	3,204	173,409
HD Hyundai Electric	2,097	472,263
HD Korea Shipbuilding & Offshore Engineering *	5,256	606,359
Hyundai Glovis	1,712	272,378
Hyundai Marine & Fire Insurance	5,258	131,784
Industrial Bank of Korea	22,488	229,046
KB Financial Group	3,652	208,269
Kia	5,995	563,134
Korea Electric Power *	34,028	483,783
Korea Investment Holdings	3,936	200,160
Krafton *	1,703	348,271
LG Innotek	943	186,339
Meritz Financial Group	5,429	311,975
NH Investment & Securities	15,150	139,668
Samsung Electronics	47,742	2,826,715
Samsung Securities	5,753	166,342
SK	1,133	130,297
SK Hynix	4,309	740,340
SK Square *	2,118	153,869
SK Telecom	5,159	193,017
SOLUM *	25,986	396,445
Woori Financial Group	15,209	162,310
		10,099,475

TAIWAN — 30.7%
Accton Technology	7,000	119,754
Alchip Technologies	2,000	151,349
Asustek Computer	33,000	506,573
Catcher Technology	15,000	107,270
Cathay Financial Holding	122,000	221,876
Cheng Shin Rubber Industry	57,000	86,884
Chicony Electronics	127,000	669,420
CTBC Financial Holding	94,000	109,671
Elan Microelectronics	131,000	621,858
Evergreen Marine Taiwan	18,000	107,085
Fortune Electric	4,000	116,517
Fubon Financial Holding	48,000	117,331

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
EMERGING MARKET ex- CHINA EQUITY ETF
JUNE 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
TAIWAN (continued)
Hon Hai Precision Industry	142,000	$936,701
Lite-On Technology	111,000	362,684
Makalot Industrial	63,000	817,564
MediaTek	5,000	215,773
Nien Made Enterprise	7,000	84,152
Novatek Microelectronics	37,000	691,152
Pegatron	51,000	164,280
Powertech Technology	54,000	312,933
President Chain Store	11,000	92,736
Quanta Computer	21,000	201,964
Radiant Opto-Electronics	20,000	116,826
Realtek Semiconductor	5,000	84,151
Taiwan Semiconductor Manufacturing	274,000	8,158,809
Tong Yang Industry	28,000	93,214
Tripod Technology	44,000	296,349
Wistron	38,000	124,162
Wistron NeWeb	22,000	109,181
WPG Holdings	177,000	489,947
WT Microelectronics	60,000	229,336
		16,517,502

THAILAND — 2.1%
Advanced Info Service	40,700	231,795
Bumrungrad Hospital	24,600	165,575
Osotspa	166,900	104,604
PTT	250,400	221,759
PTT Exploration & Production	34,800	144,141
PTT Oil & Retail Business	274,200	119,550
Thai Oil	113,700	164,210
		1,151,634

TURKEY — 1.1%
Ford Otomotiv Sanayi	9,762	334,695
Tofas Turk Otomobil Fabrikasi	24,302	252,038
		586,733

UNITED ARAB EMIRATES — 2.3%
ADNOC Logistics & Services	149,951	171,058
Emaar Development PJSC	297,390	647,732
Emaar Properties PJSC	91,513	204,303
Emirates NBD Bank PJSC	43,805	196,783
		1,219,876

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
EMERGING MARKET ex- CHINA EQUITY ETF
JUNE 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
UNITED STATES — 0.4%
JBS S	35,200	$204,947

TOTAL COMMON STOCK
(Cost $45,550,457)		51,935,708

PREFERRED STOCK — 3.3%

BRAZIL — 2.8%
Cia Energetica de Minas Gerais (B)	50,100	89,025
Cia Paranaense de Energia - Copel (B)	58,500	98,159
Itau Unibanco Holding (B)	65,300	380,200
Itausa (B)	314,430	553,633
Petroleo Brasileiro (B)	53,100	363,754
		1,484,771

SOUTH KOREA — 0.5%
Hyundai Motor (B)	2,236	295,318

TOTAL PREFERRED STOCK
(Cost $1,760,699)		1,780,089

TOTAL INVESTMENTS— 99.9%
(Cost $47,311,156)		$53,715,797

Percentages are based on Net Assets of $53,788,015.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint Stock Company

RAY-QH-002-0600

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT SMDAM
JAPAN EQUITY ETF
JUNE 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.8%
	Shares	Value
JAPAN — 99.8%
ABC-Mart	56,200	$986,976
Asics	81,600	1,248,400
Daiichi Sankyo	37,100	1,274,029
Daikin Industries	5,194	722,304
Denso	54,100	840,121
Disco	3,710	1,407,798
Ebara	45,000	711,535
Fast Retailing	4,955	1,249,377
Fuji Electric	13,941	793,162
Fujikura	78,580	1,551,474
Hitachi	51,870	1,161,158
Internet Initiative Japan	26,164	385,401
Kawasaki Heavy Industries	40,700	1,545,922
Kyudenko	22,963	844,089
Lifedrink	27,659	1,155,467
M&A Research Institute Holdings *	3,125	77,999
Maruwa	5,414	1,294,096
Mitsubishi	66,500	1,301,392
Mitsubishi UFJ Financial Group	158,500	1,703,634
NEC	13,470	1,109,102
Osaka Soda	11,854	801,026
Premium Group	82,100	1,101,914
Resorttrust	56,100	832,119
Sanrio	56,100	1,031,604
Seiren	57,300	854,549
Shin-Etsu Chemical	30,026	1,164,380
SIGMAXYZ Holdings	107,500	1,065,243
Takeuchi Manufacturing	24,231	848,070
Toyo Suisan Kaisha	16,462	975,787
Toyota Motor	71,000	1,452,132
		31,490,260

TOTAL COMMON STOCK
(Cost $31,777,031)		31,490,260

TOTAL INVESTMENTS— 99.8%
(Cost $31,777,031)		$31,490,260

Percentages are based on Net Assets of $31,545,582.
*	Non-income producing security.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT SMDAM
JAPAN EQUITY ETF
JUNE 30, 2024
(UNAUDITED)

RAY-QH-004-0100